Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 40% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 40% Portfolio - Service Class
Expense Example:
1 year	$ 63
3 years	226
5 years	408
10 years	935
VIP FundsManager 40% Portfolio - Service Class 2
Expense Example:
1 year	79
3 years	273
5 years	489
10 years	$ 1,113